Stock Incentive Plans - Stock Option and SAR Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from stock options exercised (including ESPP)	$ 551,000	$ 549,000	$ 264,000
Payments for taxes for net share settlement of equity awards	$ 370,000	168,000	88,000
Stock options granted through 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Stock options granted subsequent to 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Employee Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from stock options exercised (including ESPP)	$ 551,000	549,000	264,000
Payments for taxes for net share settlement of equity awards	370,000	168,000	88,000
Intrinsic value of stock options and SARs exercised	118,000	105,000	24,000
Fair value of stock options and SARs vested	$ 219,000	$ 224,000	$ 252,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding at beginning of year (in shares)	19,061
Shares granted (in shares)	1,993
Shares exercised (in shares)	(4,921)
Shares forfeited (in shares)	(478)
Shares expired (in shares)	(615)
Shares, Outstanding at end of year (in shares)	15,040	19,061
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, outstanding at beginning of year ($ per share)	$ 71.74
Weighted average exercise price, granted ($ per share)	101.04
Weighted average exercise price, exercised ($ per share)	75.91
Weighted average exercise price, forfeited ($ per share)	70.78
Weighted average exercise price, expired ($ per share)	99.78
Weighted average exercise price, outstanding at end of year ($ per share)	$ 73.15	$ 71.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average contractual term, outstanding at end of year	4 years 6 months 7 days
Aggregate Intrinsic value outstanding at end of year	$ 340,507
Shares exercisable at end of year (in shares)	7,730
Weighted average exercise price exercisable at end of year ($ per share)	$ 72.39
Weighted average remaining contractual term exercisable at end of year	2 years 9 months 3 days
Aggregate intrinsic value exercisable at end of year	$ 184,904
Shares vested at end of year and expected to vest in the future (in shares)	14,757
Weighted average exercise price vested at end of year and expected to vest in the future ($ per share)	$ 72.96
Weighted average remaining contractual term vested at end of year and expected to vest in the future	4 years 5 months 19 days
Aggregate intrinsic value vested at end of year and expected to vest in the future	$ 336,664